CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
REVENUE	$ 2,685,855	$ 2,638,024	$ 2,491,325
COST OF SERVICES	1,260,579	1,224,459	1,113,289
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	945,062	935,390	909,908
OPERATING INCOME	480,214	478,175	468,128
OTHER INCOME (EXPENSE):
Interest income	329	408	447
Interest expense	(232,935)	(269,236)	(269,863)
Subordinated debt call premium and accelerated amortization of deferred financing costs	(23,105)	(2,715)
Other, net	2,258	977	5,815
Other expense	(253,453)	(270,566)	(263,601)
INCOME BEFORE INCOME TAX EXPENSE	226,761	207,609	204,527
INCOME TAX EXPENSE	83,559	82,068	77,034
NET INCOME	$ 143,202	$ 125,541	$ 127,493
EARNINGS (LOSS) PER COMMON SHARE:
Basic	$ 1.82	$ 2.04
Diluted	$ 1.78	$ 1.98
Class L Common Stock [Member]
EARNINGS (LOSS) PER COMMON SHARE:
Basic			$ 17.18
Diluted			$ 16.48
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING:
Basic			9,984
Diluted			10,408
Common Class A [Member]
EARNINGS (LOSS) PER COMMON SHARE:
Basic	$ 1.82	$ 2.04	$ (4.01)
Diluted	$ 1.78	$ 1.98	$ (4.01)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING:
Basic	78,875	61,528	10,989
Diluted	80,318	63,523	10,989